Note 24 - Derivative Financial Instruments - Net Fair Values (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Derivatives with positive fair values	[1]	$ 19,929	$ 9,225
Derivatives with negative fair values		(1,814)	(11,978)
Total		18,115	(2,753)
Derivatives hedging borrowings and investments [member]
Statement Line Items [Line Items]
Derivatives with positive fair values		19,000	5,604
Derivatives with negative fair values			(11,667)
Other derivatives [member]
Statement Line Items [Line Items]
Derivatives with positive fair values		929	3,621
Derivatives with negative fair values		$ (1,814)	$ (311)

[1]	In 2018 includes $52 thousand of non-current derivatives.